Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

10. Commitments and contingencies

Purchase commitments

Under the Company’s Sponsored Research Agreement with the University of Texas MD Anderson Cancer Center (MDACC), as amended (the MDACC Research Agreement), the Company was obligated to pay fixed quarterly cash payments to MDACC over the term of the agreement, set to expire pursuant to its initially amended terms in February 2021. On September 25, 2019, the Company signed the Third Amendment to the MDACC Research Agreement which modified the termination date to December 31, 2019. Under the terms of the agreement, the Company paid MDACC a fixed amount in cash to fund the direct expenses of procurement of research and development resources, including equipment, materials and personnel, plus an additional 25% overhead charge on such fixed direct expenses, also payable in cash, until the date of termination. As of December 31, 2019, the Company had accrued $1.2 million related to services provided in 2019 for the final cash payment obligations under this agreement.

The Company was also obligated to make additional quarterly payments pursuant to the MDACC Research Agreement, payable in the form of a fixed number of the Company’s Series B redeemable convertible preferred stock throughout the remainder of the agreement.

The Company also has a license agreement with MDACC under which the Company is obligated to pay milestone payments upon the achievement of development and regulatory milestones and payments upon the execution of sublicenses for qualifying products, in addition to potential royalty payments on commercial products.

Additionally, the Company has a license agreement with Kayla Therapeutics S.A.S. (Kayla) under which the Company is obligated to make milestone payments upon the achievement of clinical and regulatory milestones and payments upon the execution of sublicenses, in addition to potential royalty payments on commercial products. The first milestone was achieved upon the first dosing of exoSTING to the first subject in the Company’s Phase 1/2 clinical trial in September 2020. Upon achievement of the milestone, the Company was obligated to make a nonrefundable payment of $15.0 million in cash and issue 177,318 shares of common stock to Kayla. The common stock was issued as of the date of dosing, and the cash payment of $15.0 million was accrued as of September 30, 2020. The expense related to the milestone payment to Kayla was recorded as research and development expense in the three and nine months ended September 30, 2020 because the associated asset was in development at the time the contingency that triggered the milestone was resolved.

Purchase orders

The Company has agreements with third parties for various services, including services related to preclinical operations and support, for which the Company is not contractually able to terminate for convenience to avoid future obligations to the vendors. Certain agreements provide for termination rights subject to termination fees or wind down costs. Under such agreements, the Company is contractually obligated to make certain payments to vendors, primarily to reimburse them for their unrecoverable outlays incurred prior to cancelation. The actual amounts the Company could pay in the future to the vendors under such agreements may differ from the purchase order amounts due to cancellation provisions.

Indemnification agreements

The Company enters into standard indemnification agreements and/or indemnification sections in other agreements in the ordinary course of business. Pursuant to the agreements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. The Company does not believe that the outcome of any existing claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it had not accrued any liabilities related to such obligations in its condensed consolidated balance sheets as of September 30, 2020 or December 31, 2019.

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of FASB ASC Topic 450, Contingencies. The Company expenses as incurred the costs related to its legal proceedings.

10. Commitments and contingencies

Purchase commitments

Under the Company’s Sponsored Research Agreement with the University of Texas MD Anderson Cancer Center (MDACC), as amended (the MDACC Research Agreement), the Company was obligated to pay fixed quarterly cash payments to MDACC over the term of the agreement, set to expire pursuant to its initially amended terms in February 2021. On September 25, 2019, the Company signed the Third Amendment to the MDACC Research Agreement which modified the termination date to December 31, 2019. Under the terms of the agreement, the Company paid MDACC a fixed amount in cash to fund the direct expenses of procurement of research and development resources, including equipment, materials and personnel, plus an additional 25% overhead charge on such fixed direct expenses, also payable in cash, until the date of termination. As of December 31, 2019, the Company accrued $1.2 million related to services provided in 2019 for the final cash payment obligations under this agreement.

The Company was also obligated to make additional quarterly payments pursuant to the MDACC Research Agreement, payable in the form of a fixed number of the Company’s Series B redeemable convertible preferred stock throughout the remainder of the agreement.

The Company also has a license agreement with MDACC under which the Company is obligated to pay milestone payments upon the achievement of development and regulatory milestones and payments upon the execution of sublicenses for qualifying products, in addition to potential royalty payments on commercial products.

Additionally, the Company has a license agreement with Kayla Therapeutics S.A.S. (Kayla) under which the Company is obligated to pay milestone payments upon the achievement of clinical and regulatory milestones and payments upon execution of sublicenses, in addition to potential royalty payments on commercial products. The first eligible milestone, for which the Company will be obligated to make a nonrefundable payment to Kayla of $15.0 million in cash and $5.3 million in common stock, with the price per share in common stock valued as set forth in the license agreement, will occur upon the first dosing of a licensed product, which the Company expects will be exoSTING, to the first subject in a Phase 1/2 clinical trial.

Purchase orders

The Company has agreements with third parties for various services, including services related to preclinical operations and support, for which the Company is not contractually able to terminate for convenience to avoid future obligations to the vendors. Certain agreements provide for termination rights subject to termination fees or wind down costs. Under such agreements, the Company is contractually obligated to make certain payments to vendors, primarily to reimburse them for their unrecoverable outlays incurred prior to cancelation. The actual amounts the Company could pay in the future to the vendors under such agreements may differ from the purchase order amounts due to cancellation provisions.

Indemnification agreements

The Company enters into standard indemnification agreements and/or indemnification sections in other agreements in the ordinary course of business. Pursuant to the agreements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners. The term of these indemnification agreements is generally perpetual any time after execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. The Company does not believe that the outcome of any existing claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it had not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2018 or 2019.

Legal proceedings

The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of FASB ASC Topic 450, Contingencies. The Company expenses as incurred the costs related to its legal proceedings.